Loss per share - Additional information (Detail) - shares		12 Months Ended
	Apr. 26, 2017	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Equity shares to be issued		864,988	864,988
New ordinary shares payable		1,349,692
Warrants issued	632,829	41,286	696,490